Subordinated Liabilities	6 Months Ended
Jun. 30, 2024
Subordinated liabilities [abstract]
Subordinated Liabilities	21. SUBORDINATED LIABILITIES

	30 June 2024	31 December 2023
	£m	£m
£325m Sterling preference shares	343	343
Undated subordinated liabilities	205	205
Dated subordinated liabilities	1,849	1,838
	2,397	2,386
In H124, no subordinated liabilities were repurchased as part of ongoing liability management exercises. In H123, certain subordinated liabilities were repurchased, resulting in a profit of £3m.